Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets [Abstract]
Cash and cash equivalents	$ 126,224	$ 119,968
Short-term deposits	231,000	215,250
Marketable securities	30,813	18,816
Trade accounts receivable, net	99,471	87,300
Inventories	111,204	85,905
Other current assets	21,347	19,548
Total current assets	620,059	546,787
Long-term deposits	26,000	21,000
Marketable securities	87,115	73,576
Long-term inventory	11,879	9,023
Deferred tax asset, net	3,090	2,642
Other assets, net	2,001	1,370
Property, plant and equipment, net	54,196	41,987
Intangible assets, net	13,357	16,937
Goodwill	74,345	74,345
Total non-current assets	271,983	240,880
Total assets	892,042	787,667
Current liabilities
Trade accounts payable	46,630	42,187
Other current liabilities	77,280	54,487
Total current liabilities	123,910	96,674
Long-term liabilities
Deferred tax liabilities, net	5,606	7,541
Other long-term liabilities	15,366	10,473
Convertible notes	197,925	196,831
Total noncurrent liabilities	218,897	214,845
Total liabilities	342,807	311,519
Commitments and contingencies
Shareholders' equity
Ordinary shares NIS 0.01 par value, 100,000,000 shares authorized at December 31, 2024 and 2023 47,541,682 and 46,993,998 issued shares at December 31, 2024 and 2023, respectively 45,449,306 and 44,901,622 shares outstanding at December 31, 2024 and 2023, respectively	177	176
Additional paid-in capital	214,931	200,389
Accumulated other comprehensive income	203	129
Retained earnings	335,822	277,352
Total shareholders' equity before treasury stock	551,133	478,046
Treasury stock, at cost (2,092,376 shares as of December 31, 2024 and 2023)	(1,898)	(1,898)
Total shareholders' equity	549,235	476,148
Total liabilities and shareholders' equity	$ 892,042	$ 787,667